SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Raw materials	$ 9,753	$ 7,521
Work-in-process	2,953	5,160
Finished goods	1,660	1,861
Total inventories	$ 14,366	$ 14,542